Medalist Partners Short Duration Fund
Schedule of Investments
August 31, 2026 (Unaudited)

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 23.3%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 4.90% (1 mo. Term SOFR + 1.26%), 04/15/2034 (a)	$ 1,660,000	$ 1,579,919
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class E, 9.52%, 11/10/2029 (a)(b)	4,000,000	4,105,960
AXMF Re-REMIC Trust, Series 2025-SBRR1, Class C, 7.25%, 04/27/2058 (a)(b)	4,091,256	3,617,416
Banc of America Re-Remic Trust, Series 2025-ASHF, Class A, 5.49% (1 mo. Term SOFR + 1.85%), 02/15/2042 (a)	4,803,953	4,811,485
BBCMS Trust, Series 2019-BWAY, Class A, 4.71% (1 mo. Term SOFR + 1.07%), 11/15/2034 (a)	1,266,227	905,930
Benchmark Mortgage Trust, Series 2023-V3, Class D, 4.00%, 07/15/2056 (a)	1,881,000	1,702,513
Blackstone Mortgage Trust, Inc.
Series 2021-FL4, Class B, 5.55% (1 mo. Term SOFR + 1.91%), 05/15/2038 (a)	4,000,000	3,980,512
Series 2021-FL4, Class C, 5.75% (1 mo. Term SOFR + 2.11%), 05/15/2038 (a)	3,000,000	2,940,222
Series 2021-FL4, Class D, 6.25% (1 mo. Term SOFR + 2.61%), 05/15/2038 (a)	5,250,000	5,106,140
Series 2025-FL5, Class AS, 5.73% (1 mo. Term SOFR + 2.10%), 10/18/2042 (a)	4,500,000	4,512,067
BPR Trust, Series 2021-NRD, Class F, 10.51% (1 mo. Term SOFR + 6.87%), 12/15/2038 (a)	3,000,000	3,010,067
BSPDF Issuer Ltd., Series 2025-FL2, Class E, 8.58% (1 mo. Term SOFR + 4.94%), 12/15/2042 (a)	4,750,000	4,816,868
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/2033 (a)	6,444,367	6,206,253
BX Trust
Series 2023-LIFE, Class A, 5.05%, 02/15/2028 (a)	6,000,000	5,900,664
Series 2024-SLCT, Class E, 7.03% (1 mo. Term SOFR + 3.39%), 01/15/2042 (a)	5,500,000	5,515,958
BXHPP Trust
Series 2021-FILM, Class A, 4.40% (1 mo. Term SOFR + 0.76%), 08/15/2036 (a)	7,000,000	6,647,158
Series 2021-FILM, Class B, 4.65% (1 mo. Term SOFR + 1.01%), 08/15/2036 (a)	4,500,000	4,056,967
CFK Trust, Series 2020-MF2, Class D, 3.35%, 03/15/2039 (a)	2,000,000	1,813,350
COLEM Mortgage Trust
Series 2022-HLNE, Class A, 2.54%, 04/12/2042 (a)(b)	3,800,000	3,737,589
Series 2022-HLNE, Class B, 2.54%, 04/12/2042 (a)(b)	9,000,000	8,596,143
Credit Suisse Mortgage Capital Certificates
Series 2014-USA, Class A1, 3.30%, 09/15/2037 (a)	5,675,722	5,228,910
Series 2021-GATE, Class E, 8.31% (1 mo. Term SOFR + 4.67%), 12/15/2036 (a)	5,000,000	4,966,405
Freddie Mac Mscr Trust Mn14, Series 2026-MN14, Class B1, 7.94% (30 day avg SOFR US + 4.30%), 06/25/2046 (a)	2,210,000	2,222,511
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class B1, 12.49% (30 day avg SOFR US + 8.85%), 09/25/2043 (a)	4,000,000	4,498,564
Freddie Mac Mscr Trust Mn9, Series 2024-MN9, Class B1, 9.64% (30 day avg SOFR US + 6.00%), 10/25/2044 (a)	5,350,000	5,648,424
Harvest Commercial Capital Loan Trust, Series 2024-1, Class M3, 7.55%, 10/25/2056 (b)	1,499,104	1,517,051
HGI Re-REMIC Trust 2026-FRR1
Series 2026-FRR1, Class B2, 2.61%, 11/27/2068 (a)(b)	9,030,000	7,512,649
Series 2026-FRR1, Class D3, 3.46%, 12/27/2070 (a)(b)	4,695,000	3,442,577
Life Mortgage Trust US, Series 2022-BMR2, Class A1, 4.93% (1 mo. Term SOFR + 1.30%), 05/15/2039 (a)	7,280,000	6,862,430
LONG Trust, Series 2026-ISL, Class D, 6.74% (1 mo. Term SOFR + 3.10%), 06/15/2043 (a)	8,200,000	8,208,341
Mcp Holding Co. LLC, Series 2024-70P, Class E, 9.26%, 03/10/2041 (a)(b)	2,500,000	2,548,740
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL7, Class E, 6.55% (1 mo. Term SOFR + 2.91%), 10/16/2036 (a)	3,200,000	3,183,065
Series 2025-FL19, Class E, 7.58% (1 mo. Term SOFR + 3.94%), 05/18/2042 (a)	3,100,000	3,105,427
Morgan Stanley ABS Capital I, Inc., Series 2021-230P, Class A, 4.92% (1 mo. Term SOFR + 1.28%), 12/15/2038 (a)	8,650,000	8,379,725
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	1,150,000	1,089,774
Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, Class B, 3.69%, 09/13/2039 (a)	7,350,000	7,026,314
PNW Trust, Series 2026-ARTE, Class D, 7.15% (1 mo. Term SOFR + 3.51%), 04/15/2041 (a)	5,000,000	4,995,273
PTCM Re-REMIC Trust, Series 2026-FRR2, Class B146, 3.66%, 06/25/2054 (a)(b)	4,000,000	3,463,517
Soho Trust, Series 2021-SOHO, Class B, 2.79%, 08/10/2038 (a)(b)	4,000,000	3,295,086
Waikiki Beach Hotel Trust, Series 2025-WBM, Class E, 7.83% (1 mo. Term SOFR + 4.19%), 06/15/2042 (a)	7,590,000	7,564,544
WSTN Trust
Series 2023-MAUI, Class C, 7.96%, 07/05/2037 (a)(b)	5,000,000	5,046,088
Series 2023-MAUI, Class D, 8.75%, 07/05/2037 (a)(b)	5,000,000	5,037,501
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $188,249,030)		188,406,097

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 21.7%	Par	Value
A&D Mortgage LLC, Series 2026-NQM2, Class A3, 5.17%, 03/25/2071 (a)(c)	5,319,745	5,242,796

Angel Oak Mortgage Trust LLC, Series 2021-3, Class M1, 2.48%, 05/25/2066 (a)(b)	620,000	467,114
Bombardier Capital Mortgage Securitization Corp., Series 1999-B, Class A3, 7.18%, 12/15/2029 (b)	86,567	3,769
Boston Lending Trust, Series 2021-1, Class M2, 2.00%, 07/25/2061 (a)(b)(d)	552,969	454,759
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A, 4.50%, 09/25/2062 (a)(b)	1,887,497	1,852,923
Castlelake Residential Mortgage Trust, Series 2026-RTL1, Class A2, 6.18%, 08/25/2041 (a)(c)	1,250,000	1,248,279
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 6.82%, 06/25/2067 (a)(c)	730,866	728,488
CoreVest American Finance Lender LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/2031 (a)(c)	6,500,000	6,518,825
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM4, Class A1, 1.10%, 05/25/2066 (a)(b)	1,024,906	870,418
Series 2022-NQM5, Class A1, 5.24%, 05/25/2067 (a)(b)	2,018,032	2,018,763
CRIBS Mortgage Trust, Series 2025-RTL1, Class A2, 6.44%, 05/25/2040 (a)(c)	3,000,000	3,027,939
EASY Trust, Series 2025-RTL1, Class A1, 6.46%, 05/25/2040 (a)(c)	2,000,000	2,012,103
Ellington Financial Mortgage Trust
Series 2024-RM2, Class A1A, 5.00%, 07/25/2054 (a)	1,160,377	1,120,712
Series 2026-INV2, Class A3, 5.09%, 02/25/2071 (a)(c)	3,244,985	3,192,843
FIGRE Trust 2023-HE1
Series 2025-HE2, Class A, 5.78%, 03/25/2055 (a)(b)	1,504,482	1,514,964
Series 2025-HE3, Class C, 5.91%, 05/25/2055 (a)(b)	891,864	889,944
Series 2025-HE4, Class C, 5.71%, 07/25/2055 (a)(b)	1,430,973	1,423,168
Series 2026-EXP2, Class C, 6.23%, 08/25/2056 (a)(b)	2,000,000	1,995,631
Series 2026-FL3, Class A3, 5.93%, 08/25/2056 (a)(c)	3,000,000	2,999,932
Series 2026-HE1, Class C, 5.43%, 01/25/2056 (a)(b)	1,299,941	1,277,123
Series 2026-HF3, Class C, 5.64% (30 day avg SOFR US + 2.00%), 03/25/2056 (a)	1,794,781	1,812,617
Series 2026-HF7, Class D, 5.79% (30 day avg SOFR US + 2.15%), 07/25/2056 (a)	2,050,000	2,060,241
FREED Mortgage Trust, Series 2026-HE1, Class C, 6.27%, 08/25/2056 (a)(b)	4,386,395	4,403,444
GCAT, Series 2023-NQM1, Class A1, 4.25%, 10/25/2057 (a)(b)	1,789,564	1,667,439
GS Mortgage-Backed Securities Trust
Series 2026-AH1, Class A1B, 5.29% (30 day avg SOFR US + 1.65%), 07/25/2056 (a)	2,518,237	2,530,326
Series 2026-HLTV1, Class A1, 5.63%, 11/25/2066 (a)(b)	1,440,802	1,441,931
HOMES Trust, Series 2025-AFC4, Class B1, 6.86%, 11/25/2060 (a)(b)	2,500,000	2,502,358
HTAP Trust
Series 2025-1, Class A, 6.50%, 11/25/2042 (a)	5,590,931	5,541,198
Series 2025-2, Class A, 6.50%, 06/25/2043 (a)	3,157,337	3,113,195
IMC Home Equity Loan Trust, Series 1998-3, Class A8, 5.43%, 08/20/2029 (c)	759	757
JP Morgan Mortgage Trust
Series 2018-7FRB, Class B3, 5.10%, 04/25/2046 (a)(b)	1,873,895	1,864,969
Series 2019-6, Class B3, 4.25%, 12/25/2049 (a)(b)	3,529,845	3,270,489
Series 2023-HE3, Class A1, 5.24% (30 day avg SOFR US + 1.60%), 05/20/2054 (a)	461,276	460,525
Series 2026-NQX1, Class A3, 5.96%, 07/25/2066 (a)(c)	2,303,656	2,303,451
JPMorgan Chase Bank NA, Series 2021-CL1, Class M3, 5.44% (30 day avg SOFR US + 1.80%), 03/25/2051 (a)	905,074	911,313
MFRA Trust, Series 2023-NQM3, Class A2, 7.02%, 07/25/2068 (a)(c)	1,245,644	1,246,434
Point Securitization Trust
Series 2025-1, Class A1, 6.25%, 06/25/2055 (a)	6,132,694	6,179,333
Series 2025-2, Class A1, 5.75%, 10/25/2055 (a)(c)	14,002,370	13,924,081
Series 2026-1, Class A1, 5.25%, 02/25/2056 (a)(c)	6,412,719	6,324,197
Series 2026-2, Class A1, 5.25%, 07/25/2056 (a)	14,050,000	13,642,603
PRKCM Trust, Series 2023-AFC3, Class A3, 7.09%, 09/25/2058 (a)(c)	1,640,779	1,637,140
Progress Residential Trust
Series 2022-SFR3, Class E1, 5.20%, 04/17/2039 (a)	3,000,000	2,985,713
Series 2023-SFR1, Class E2, 6.60%, 03/17/2040 (a)	2,299,000	2,295,885
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059 (a)(b)	2,750,000	2,700,167
Rithm Capital Corp., Series 2023-NQM1, Class A2, 7.32%, 10/25/2063 (a)(c)	461,623	462,157
Saluda Grade Mortgage Funding LLC
Series 2025-LOC4, Class M1, 5.94% (30 day avg SOFR US + 2.30%), 06/25/2055 (a)	1,000,000	1,022,064
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030 (a)(c)	1,133,289	1,121,020
Series 2026-NPL1, Class A1, 7.04%, 04/25/2031 (a)(c)	2,761,728	2,751,852
Splitero Trust, Series 2026-1, Class A1, 5.75%, 06/25/2056 (a)(c)	2,975,304	2,940,630
Toorak Mortgage Trust, Series 2024-2, Class A2, 8.65%, 10/25/2031 (a)(c)	3,000,000	3,010,860
Towd Point Mortgage Trust
Series 2019-HY2, Class B2, 6.03% (1 mo. Term SOFR + 2.36%), 05/25/2058 (a)	2,250,000	2,277,317

Series 2019-HY3, Class B2, 5.78% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	3,000,000	3,010,016
TVC Mortgage Trust, Series 2026-RRTL1, Class A2, 5.32%, 02/25/2041 (a)(c)	2,000,000	1,983,525
Unison Mortgage Trust
Series 2026-1, Class A, 6.00%, 02/25/2056 (a)(b)	2,952,117	2,803,511
Series 2026-2, Class A, 6.00%, 07/01/2056 (a)(b)	5,916,100	5,596,015
Unlock Hea Trust
Series 2024-1, Class A, 7.00%, 04/25/2039 (a)	3,460,486	3,448,929
Series 2024-2, Class A, 6.50%, 10/25/2039 (a)	4,298,957	4,263,671
Series 2025-1, Class A, 6.75%, 07/25/2041 (a)	4,154,669	4,200,546
Series 2025-2, Class A, 6.00%, 11/25/2041 (a)	5,849,482	5,744,074
Vericrest Opportunity Loan Transferee
Series 2021-NP11, Class A1, 5.87%, 08/25/2051 (a)(c)	21,720	21,735
Series 2021-NPL4, Class A2, 8.95%, 03/27/2051 (a)(c)	1,735,963	1,738,800
Verus Securitization Trust, Series 2023-8, Class A3, 6.97%, 12/25/2068 (a)(c)	897,313	913,063
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054 (a)(c)	406,214	409,158
Series 2024-CES1, Class B1, 8.87%, 05/25/2054 (a)(b)	4,500,000	4,548,898
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $176,267,687)		175,948,140

COLLATERALIZED LOAN OBLIGATIONS - 21.2%	Par	Value
ABPCI Direct Lending Fund CLO LLC, Series 2022-11A, Class A1R, 5.38% (3 mo. Term SOFR + 1.57%), 01/27/2038 (a)	2,000,000	1,984,926
Antares CLO Ltd.
Series 2018-3A, Class A1R, 5.32% (3 mo. Term SOFR + 1.59%), 07/20/2036 (a)	6,800,000	6,809,398
Series 2021-1A, Class A1R, 5.23% (3 mo. Term SOFR + 1.42%), 10/25/2038 (a)	7,200,000	7,176,799
Series 2024-2A, Class A, 5.41% (3 mo. Term SOFR + 1.68%), 07/20/2036 (a)	6,000,000	6,006,402
Aquarian CLO Ltd., Series 1A, Class A1, 5.15% (3 mo. Term SOFR + 1.30%), 07/20/2039 (a)	6,000,000	5,993,250
Ares Direct Lending CLO LLC, Series 2025-1A, Class A1, 5.11% (3 mo. Term SOFR + 1.38%), 04/20/2038 (a)	5,000,000	4,999,265
Arini US CLO Ltd., Series 7A, Class A, 4.99% (3 mo. Term SOFR + 1.24%), 07/15/2039 (a)	10,000,000	10,015,390
AUDAX SENIOR DEBT CLO LLC, Series 2023-7A, Class AR2, 5.33% (3 mo. Term SOFR + 1.60%), 04/20/2035 (a)	8,000,000	8,019,096
BCC Middle Market CLO LLC
Series 2019-1A, Class A1RR, 5.20% (3 mo. Term SOFR + 1.45%), 07/15/2036 (a)	4,000,000	4,000,564
Series 2024-1A, Class A1, 5.50% (3 mo. Term SOFR + 1.75%), 07/17/2036 (a)	4,000,000	4,005,351
Blackrock CLO Ltd.
Series 2022-1A, Class AR, 5.35% (3 mo. Term SOFR + 1.60%), 01/15/2038 (a)	3,727,372	3,724,595
Series 2025-1A, Class A1, 5.40% (3 mo. Term SOFR + 1.65%), 07/15/2037 (a)	5,000,000	5,007,481
Brightwood Capital MM
Series 2023-1A, Class A1R, 5.20% (3 mo. Term SOFR + 1.45%), 10/15/2035 (a)	4,700,000	4,694,844
Series 2025-1A, Class A1, 5.33% (3 mo. Term SOFR + 1.58%), 04/15/2036 (a)	6,000,000	6,007,470
BXDL Static CLO LLC, Series 2025-1A, Class A1, 5.03% (3 mo. Term SOFR + 1.30%), 07/20/2035 (a)	2,994,025	2,991,216
Carlyle GMS Finance MM CLO LLC, Series 2015-1A, Class A11A, 5.55% (3 mo. Term SOFR + 1.80%), 07/15/2036 (a)	3,000,000	3,002,325
Cerberus Capital Management LP/USA, Series 2018-3A, Class AR1, 5.10% (3 mo. Term SOFR + 1.35%), 07/15/2030 (a)	6,775,754	6,780,552
Cerberus Loan Funding LP
Series 2023-2A, Class A1, 6.30% (3 mo. Term SOFR + 2.55%), 07/15/2035 (a)	1,500,000	1,501,452
Series 2024-4A, Class AN, 5.40% (3 mo. Term SOFR + 1.65%), 10/15/2036 (a)	3,000,000	3,002,986
Series 2025-3A, Class A, 5.27% (3 mo. Term SOFR + 1.52%), 10/15/2037 (a)	6,000,000	5,995,158
Churchill Middle Market CLO Ltd., Series 2022-1A, Class AR, 5.11% (3 mo. Term SOFR + 1.38%), 04/20/2038 (a)	7,000,000	6,969,186
Comvest Credit CLO LLC
Series 2024-2A, Class A, 5.48% (3 mo. Term SOFR + 1.73%), 10/15/2036 (a)	8,000,000	7,992,200
Series 2025-3A, Class A1, 5.25% (3 mo. Term SOFR + 1.50%), 01/15/2038 (a)	5,500,000	5,499,566
Deerpath Capital CLO Ltd., Series 2021-1A, Class A1R, 5.55% (3 mo. Term SOFR + 1.80%), 07/15/2036 (a)	3,000,000	3,004,618
Fortress Credit Opportunities, Series 2017-9A, Class A1TR, 5.56% (3 mo. Term SOFR + 1.81%), 10/15/2033 (a)	5,739,298	5,746,604
Ivy Hill Middle Market Credit Fund Ltd., Series 20A, Class A1R, 5.38% (3 mo. Term SOFR + 1.65%), 07/19/2037 (a)	6,000,000	6,014,374
KIMM CLO I LLC, Series 1A, Class A1, 5.38% (3 mo. Term SOFR + 1.63%), 10/15/2036 (a)	5,000,000	5,003,829
Monroe Capital MML CLO Ltd., Series 2019-1A, Class AR, 5.50% (3 mo. Term SOFR + 1.76%), 11/22/2033 (a)	1,155,802	1,158,025
Owl Rock CLO Ltd., Series 2020-3A, Class AR, 5.58% (3 mo. Term SOFR + 1.85%), 04/20/2036 (a)	4,950,000	4,950,955

Silver Point Scf Clo Ltd.
Series 2021-1A, Class A1AR, 5.47% (3 mo. Term SOFR + 1.72%), 10/15/2036 (a)	4,350,000	4,355,834
Series 2025-1A, Class A1, 5.23% (3 mo. Term SOFR + 1.50%), 04/20/2038 (a)	5,000,000	4,993,750
Sound Point CLO Ltd., Series 2019-2A, Class AR, 5.18% (3 mo. Term SOFR + 1.43%), 07/15/2034 (a)	5,750,000	5,758,428
Tikehau US CLO Ltd., Series 2025-1A, Class A1, 5.03% (3 mo. Term SOFR + 1.22%), 02/25/2038 (a)	6,900,000	6,910,233
Venture CDO Ltd., Series 2017-28AA, Class A1RR, 4.84% (3 mo. Term SOFR + 1.11%), 10/20/2034 (a)	1,750,000	1,751,698
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $171,834,774)		171,827,820

ASSET-BACKED SECURITIES - 18.9%	Par	Value
Cayman Islands – 0.1%
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039 (a)	387,148	384,861
United States – 18.8%
ACHV ABS TRUST
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	1,198,613	1,199,898
Series 2024-3AL, Class D, 6.75%, 12/26/2031 (a)	1,776,415	1,793,077
Bayview Opportunity Master Fund VII 2024-EDU1 LLC, Series 2024-EDU1, Class A, 5.09% (30 day avg SOFR US + 1.45%), 06/25/2047 (a)	811,029	817,771
Cherry Securitization Trust
Series 2024-1A, Class C, 9.31%, 04/15/2032 (a)	11,260,000	11,304,405
Series 2025-1A, Class C, 9.34%, 11/15/2032 (a)	2,686,000	2,739,522
Series 2025-1A, Class D, 12.69%, 11/15/2032 (a)	6,350,000	6,519,059
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF, 3.95%, 01/25/2033 (c)	1	1
Foundation Finance Trust, Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	2,483,930	2,613,044
GreenSky LLC, Series 2024-1, Class E, 9.00%, 06/25/2059 (a)	3,253,001	3,388,534
Marlette Funding Trust, Series 2023-1A, Class D, 8.15%, 04/15/2033 (a)	3,029,106	3,073,828
NALP Business Loan Trust, Series 2024-1, Class A, 6.49%, 12/27/2049 (a)	2,008,843	2,012,795
NetCredit Funding 2023 A LLC, Series 2026-A, Class A, 5.88%, 09/20/2032 (a)	4,500,000	4,510,422
Oportun Financial Corp.
Series 2021-B, Class B, 1.96%, 05/08/2031 (a)	285,489	282,171
Series 2024-3, Class D, 9.60%, 08/15/2029 (a)	4,050,000	4,096,290
Series 2025-C, Class B, 4.93%, 07/08/2033 (a)	2,400,000	2,397,284
Series 2025-C, Class D, 5.91%, 07/08/2033 (a)	2,000,000	1,993,068
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031 (a)	964,819	971,050
Pagaya AI Debt Selection Trust
Series 2022-5, Class B, 10.31%, 06/17/2030 (a)	854,509	856,002
Series 2024-11, Class C, 5.87%, 07/15/2032 (a)	2,767,775	2,778,453
Series 2025-5, Class B, 5.44%, 03/15/2033 (a)	5,349,793	5,344,080
Series 2025-5, Class D, 5.87%, 03/15/2033 (a)	2,749,894	2,746,052
Series 2025-8, Class C, 5.61%, 07/15/2033 (a)	1,249,570	1,240,908
Series 2025-8, Class E, 9.57%, 07/15/2033 (a)	10,746,301	10,785,458
Series 2025-R2, Class D, 5.80%, 10/15/2032 (a)	1,666,138	1,656,282
Series 2026-1, Class E, 9.23%, 09/15/2033 (a)	2,668,260	2,685,642
Series 2026-2, Class C, 6.41%, 11/15/2033 (a)	999,743	999,270
Series 2026-2, Class E, 10.28%, 11/15/2033 (a)	9,297,614	9,307,211
Series 2026-4, Class E, 10.73%, 01/16/2034 (a)	8,000,000	8,002,824
Series 2026-5, Class B, 6.39%, 03/15/2034 (a)	5,100,000	5,105,210
Series 2026-5, Class C, 6.63%, 03/15/2034 (a)	3,500,000	3,505,593
Series 2026-5, Class E, 11.65%, 03/15/2034 (a)	3,750,000	3,757,010
Prosper Credit Card Issuer LLC
Series 2026-1A, Class D, 6.42%, 07/15/2036 (a)	1,750,000	1,752,103
Series 2026-1A, Class E, 7.83%, 07/15/2036 (a)	1,025,000	1,028,586
Reach Financial LLC, Series 2024-1A, Class D, 10.64%, 02/18/2031 (a)	14,022,000	14,749,712
Regents Capital Equipment Receivables LLC, Series 2026-1A, Class A, 5.11%, 01/31/2034 (a)	1,677,570	1,668,506
Reprise Financial Receivables Trust, Series 2026-1, Class A, 5.54%, 04/18/2033 (a)	2,746,983	2,753,574
Research-Driven Pagaya Motor Asset Trust
Series 2026-2A, Class B, 5.82%, 02/26/2035 (a)	11,000,000	10,911,282
Series 2026-R1A, Class B, 6.21%, 07/25/2034 (a)	1,960,338	1,960,382
South Carolina Student Loan Corp., Series 2013-1, Class A, 4.26% (30 day avg SOFR US + 0.61%), 01/25/2041	45,759	44,951
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037 (a)	1,723,194	1,608,541

Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	1,287,609		1,289,272
Towd Point Mortgage Trust, Series 2024-CES1, Class A1B, 6.05%, 01/25/2064 (a)(e)	840,512		842,061
Upgrade Master Pass-Thru Trust
Series 2025-ST3, Class A, 5.98%, 06/15/2032 (a)	2,524,098		2,535,631
Series 2025-ST6, Class C, 5.78%, 10/15/2032 (a)	2,984,000		2,963,612
			152,590,427
TOTAL ASSET-BACKED SECURITIES (Cost $153,137,429)			152,975,288

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 7.4%	Par		Value
Fannie Mae Connecticut Avenue Securities
Series 2021-R02, Class 2M2, 5.64% (30 day avg SOFR US + 2.00%), 11/25/2041 (a)	1,479,069		1,482,007
Series 2021-R03, Class 1B2, 10.57% (30 day avg SOFR US + 5.50%), 12/25/2041 (a)	8,958,000		9,073,232
Series 2023-R04, Class 1M2, 7.19% (30 day avg SOFR US + 3.55%), 05/25/2043 (a)	2,750,000		2,861,576
Series 2024-R03, Class 2M2, 5.59% (30 day avg SOFR US + 1.95%), 03/25/2044 (a)	1,000,000		1,012,103
Series 2025-R01, Class 1M2, 5.14% (30 day avg SOFR US + 1.50%), 01/25/2045 (a)	2,500,000		2,510,213
Federal Home Loan Mortgage Corp., Series 5647, Class DZ, 5.50%, 04/25/2056	6,449,880		6,394,543
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, 3.85%, 05/25/2048 (a)(e)	29,416		29,040
Series 2021-DNA2, Class B1, 7.04% (30 day avg SOFR US + 3.40%), 08/25/2033 (a)	2,060,000		2,264,597
Series 2021-DNA5, Class B1, 6.69% (30 day avg SOFR US + 3.05%), 01/25/2034 (a)	2,000,000		2,120,474
Government National Mortgage Association
Series 2008-55, Class WT, 5.66%, 06/20/2037 (e)	3,651		3,643
Series 2025-131, Class CZ, 5.00%, 07/20/2051	9,455,751		9,334,925
Series 2025-149, Class PZ, 6.00%, 09/20/2055	910,342		907,791
Series 2026-118, Class ZK, 6.00%, 07/20/2056	3,738,729		3,703,997
Series 2026-46, Class QZ, 5.50%, 03/20/2056	3,002,958		2,949,822
Series 2026-5, Class ZE, 5.50%, 01/20/2056	4,779,590		4,541,784
Multifamily Connecticut Avenue Securities Trust
Series 2020-01, Class CE, 11.26% (30 day avg SOFR US + 7.61%), 03/25/2050 (a)	2,250,000		2,328,925
Series 2023-01, Class B1, 13.39% (30 day avg SOFR US + 9.75%), 11/25/2053 (a)	3,150,000		3,762,599
Series 2025-01, Class B1, 8.84% (30 day avg SOFR US + 5.20%), 05/25/2055 (a)	4,631,000		4,869,741
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $59,740,709)			60,151,012

CORPORATE BONDS - 0.2%	Par		Value
Financial - 0.2%
Korth Direct Mortgage, Inc., 11.75%, 02/25/2031 (a)(f)	2,000,000		1,400,000
TOTAL CORPORATE BONDS (Cost $2,000,000)			1,400,000

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0% (g)	Par		Value
Government National Mortgage Association, Series 2009-4, Class IO, 0.39%, 01/16/2049 (b)(h)	230,308		2
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,530)			2

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.1%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (i)	65,293,647		65,293,647
TOTAL MONEY MARKET FUNDS (Cost $65,293,647)			65,293,647

TOTAL INVESTMENTS - 100.8% (Cost $816,524,806)			816,002,006
Liabilities in Excess of Other Assets - (0.8)%		(0.00791)	(6,402,430)
TOTAL NET ASSETS - 100.0%			$ 809,599,576

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $721,305,323 or 89.1% of the Fund’s net assets.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2026.

(c)	Step coupon bond. The rate disclosed is as of August 31, 2026.
(d)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of August 31, 2026.

(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2026.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,400,000 or 0.2% of net assets as of August 31, 2026.

(g)	Represents less than 0.05% of net assets.
(h)	Interest only security.
(i)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Medalist Partners Short Duration Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Commercial Mortgage Backed Securities	$ –	$ 188,406,097	$ –	$ 188,406,097
Non-Agency Residential Mortgage Backed Securities	–	175,948,140	–	175,948,140
Collateralized Loan Obligations	–	171,827,820	–	171,827,820
Asset-Backed Securities	–	152,975,288	–	152,975,288
Agency Residential Mortgage-Backed Securities	–	60,151,012	–	60,151,012
Corporate Bonds	–	–	1,400,000	1,400,000
Agency Commercial Mortgage Backed Securities	–	2	–	2
Money Market Funds	65,293,647	–	–	65,293,647
Total Investments	$ 65,293,647	$ 749,308,359	$ 1,400,000	$ 816,002,006

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of November 30, 2025	$ 4,120,549
Change in unrealized appreciation/depreciation	(491,250)
Amortization/(Accretion)	-
Sales	(2,229,299)
Transfers out of Level 3	-
Ending balance as of August 31, 2026	$ 1,400,000
$0
Change in unrealized appreciation/depreciation still held as of August 31, 2026	$ (491,250)
0

Description	Fair Value as of August 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Corporate Bonds	$ 1,400,000	Market Transaction Method	Prior/Recent Transaction	$ 70.00
$ 1,400,000